Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Aug. 31, 2018	Jun. 22, 2018	Dec. 31, 2016
Intangible assets, at cost	$ 8,441,463	$ 7,189,723			$ 7,179,722
Accumulated amortization	(1,645,612)	(1,063,165)			(346,245)
Intangible assets, net of accumulated amortization	6,795,851	6,126,558			6,833,477	[1]
Goodwill	4,483,069	4,181,991			4,181,991	[1]
EOSEDU, LLC [Member]
Goodwill	78,411		$ 78,411
Qwizdom, Inc [Member]
Goodwill	222,667			$ 222,667
Mimio LLC [Member]
Goodwill	44,931	44,931
Boxlight Group [Member]
Goodwill	$ 4,137,060	$ 4,137,060
Patents [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 401,396	$ 67,395			67,395
Customer Relationships [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 4,074,955	$ 3,567,396			3,567,396
Trademarks [Member]
Useful lives	10 years	10 years
Intangible assets, at cost	$ 3,951,157	$ 3,554,932			$ 3,544,931
Domain [Member]
Useful lives	15 years
Intangible assets, at cost	$ 13,955

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis